Consolidated Balance Sheet (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Current Assets
Cash and cash equivalents	20,381	40,532
Accounts receivable	685	3,875
Prepaid expenditures	649	314
Total Current Assets	21,715	44,721
Property, plant and equipment	54,465	64,477
Total Assets	76,180	109,198
Current Liabilities
Accounts payable and accrued liabilities	1,295	6,990
Total Current Liabilities	1,295	6,990
Asset retirement obligation	308	385
Total Liabilities	1,603	7,375
Shareholders’ Equity
Share capital	114,541	114,424
Warrants	2,833	2,833
Contributed surplus	3,215	2,947
Deficit	(46,012)	(18,381)
Total shareholders’ equity	74,577	101,823
Total Liabilities and Stockholders' Equity	76,180	109,198